UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2003

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2711 N. Haskell Avenue
      	 Suite 2070
	 Dallas, TX  75204

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 821-3119

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		July 21, 2003
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	79
Form 13F Information Table Value Total:	$108,834,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARON RENTS INC                COM              002535201      237     9200 SH       SOLE                              9000      200
ADOBE SYS INC                  COM              00724F101      656    20460 SH       SOLE                    14200     4700     1560
ADTRAN INC                     COM              00738A106     2662    51560 SH       SOLE                    50900               660
AETNA INC                      COM              00817Y108     2556    42460 SH       SOLE                    41800               660
ALLSTATE CORP                  COM              020002101     1692    47450 SH       SOLE                    47000               450
AMERICAN EXPRESS CO            COM              025816109     2721    65080 SH       SOLE                    57800     6100     1180
AMERICAN POWER CONVERSION      COM              029066107      431    27600 SH       SOLE                    26400              1200
AMERISOURCEBERGEN CORP.        COM              03073E105      243     3500 SH       SOLE                              3300      200
ANADARKO PETE. CORP.           COM              032511107      954    21450 SH       SOLE                    16400     4000     1050
APOLLO GROUP                   COM              037604105      599     9690 SH       SOLE                     8950               740
AT&T CORP COM                  COM              001957109      396    20560 SH       SOLE                    16600              3960
BANK OF AMERICA CORP.          COM              060505104     2449    30992 SH       SOLE                    26700     3300      992
BEAR STEARNS COS. INC.         COM              073902108     2546    35160 SH       SOLE                    31200     3250      710
BELLSOUTH CORP                 COM              079860102     1936    72700 SH       SOLE                    72000               700
BERKSHIRE HATHAWAY INC         COM              084670207      245      101 SH       SOLE                                99        2
BEST BUY COMPANY INC.          COM              086516101     2375    54069 SH       SOLE                    51400              2669
BLACK & DECKER CORP.           COM                             514    11820 SH       SOLE                    11500               320
CENTEX CORP                    COM              152312104     2034    26150 SH       SOLE                    25300               850
CISCO SYS INC                  COM              17275R102      676    40290 SH       SOLE                    26200     5050     9040
COCA COLA ENTERPRISE INC.      COM              191219104     1887   103965 SH       SOLE                    89500    11900     2565
COMPUTER SCIENCES              COM              205363104     1917    50300 SH       SOLE                    49900               400
CONMED CORP.                   COM              207410101      188    10200 SH       SOLE                              9700      500
CONSTELLATION BRANDS INC       COM              21036P108      604    19250 SH       SOLE                    16800              2450
CORINTHIAN COLLEGES INC        COM              218868107     2203    45600 SH       SOLE                    45000               600
COUNTRYWIDE FINANCIALS CORP.   COM              222372104     2669    38370 SH       SOLE                    37000              1370
DEAN FOODS CO                  COM              242361103      512    16242 SH       SOLE                    16050               192
DELL COMPUTER CORP             COM              247025109     2727    85650 SH       SOLE                    80600              5050
DORAL FINL CORP                COM                             290     6500 SH       SOLE                              5300     1200
EBAY INC.                      COM              278642103     2122    20400 SH       SOLE                    20400
ECOLAB INC                     COM              278865100      544    21250 SH       SOLE                    18000              3250
ELECTRONIC ARTS INC            COM              285512109     2361    31950 SH       SOLE                    26800     3500     1650
EMC CORPORATION                COM              268648102     2382   227460 SH       SOLE                   223900              3560
ENERGEN CORP                   COM              29265N108      252     7570 SH       SOLE                              7100      470
ENERGIZER HLDGS INC            COM              29266R108      520    16545 SH       SOLE                    15700               845
ENGINEERED SUPPORT SYS         COM              292866100      539    12920 SH       SOLE                    11550              1370
ENTERGY                        COM              29364G103     1742    33000 SH       SOLE                    31200              1800
EXXON MOBIL CORP               COM              30231G102     2661    74106 SH       SOLE                    65000     5800     3306
FIDELITY NATL FINL INC         COM              316326107      609    19785 SH       SOLE                    17750              2035
FIRST TENN NATL CORP           COM              337162101     2382    54250 SH       SOLE                    53100              1150
FOREST LABS INC                COM              345838106     2330    42565 SH       SOLE                    37200     3200     2165
FOX ENTMT GROUP INC            COM              35138T107     2376    82550 SH       SOLE                    81000              1550
GANNETT INC                    COM              364730101      296     3850 SH       SOLE                              3300      550
GENENTECH INC                  COM              368710406     2604    36100 SH       SOLE                    36000               100
GENERAL MLS INC                COM              370334104     1965    41455 SH       SOLE                    39800              1655
GOLDEN WEST FINANCIAL CORP.    COM              381317106     2690    33625 SH       SOLE                    32450              1175
HEWLETT PACKARD CO             COM              428236103      320    15023 SH       SOLE                             12100     2923
INGERSOLL-RAND COMPANY         COM              G4776G101      246     5200 SH       SOLE                              5000      200
INTEL CORP                     COM              458140100     2151   103350 SH       SOLE                    86000     8800     8550
INTL GAME TECHNOLOGY           COM              459902102     2287    22350 SH       SOLE                    21700               650
JOHNSON & JOHNSON              COM              478160104     1557    30125 SH       SOLE                    26900              3225
JOHNSON CONTROLS INC.          COM              478366107      308     3600 SH       SOLE                              2750      850
KINDER MORGAN                  COM              49455P101     1217    22275 SH       SOLE                    22000               275
LEGG MASON INC                 COM              524901105      497     7650 SH       SOLE                     7600                50
LOWES COMPANIES INC.           COM              548661107      687    15985 SH       SOLE                    10200     5200      585
MERCK & CO.                    COM              589331107     2746    45350 SH       SOLE                    39700     3000     2650
MICROSOFT CORP                 COM              594918104     2793   108920 SH       SOLE                    94000     8000     6920
MYLAN LABORATORIES INC.        COM              628530107     2335    67150 SH       SOLE                    58400     6900     1850
NATIONAL CITY CORP             COM              635405103     2283    69810 SH       SOLE                    60200     7450     2160
NATIONAL FUEL GAS CO.          COM              636180101      284    10900 SH       SOLE                              9200     1700
OCCIDENTAL PETE CORP           COM              674599105     2658    79220 SH       SOLE                    75800              3420
PACCAR INC                     COM              693718108     2656    39210 SH       SOLE                    35500     3400      310
PALL CORP COM                  COM              696429307     1933    85925 SH       SOLE                    84800              1125
PFIZER INC                     COM              717081103      670    19630 SH       SOLE                    14450              5180
PROCTOR & GAMBLE               COM              742718109     2691    30170 SH       SOLE                    26200     2600     1370
QLOGIC CORP.                   COM              747277101      482    10000 SH       SOLE                    10000
QUANEX CORP                    COM              747620102      204     6870 SH       SOLE                              6300      570
RAYTHEON CO.                   COM              755111507      227     6900 SH       SOLE                              5600     1300
RENAISSANCE RE HOLDINGS        COM              G7496G103      454     9975 SH       SOLE                     9500               475
RYDER SYS INC                  COM              783549108      255     9965 SH       SOLE                              8400     1565
SARA LEE CORP                  COM              803111103      207    11000 SH       SOLE                              9600     1400
STAPLES INC                    COM              855030102      433    23600 SH       SOLE                    23500               100
STARBUCKS CORP                 COM              855244109      449    18300 SH       SOLE                    18100               200
UNILEVER                       COM              904784709      305     5650 SH       SOLE                              4400     1250
UNITED TECHNOLOGIES CP         COM              913017109     2164    30550 SH       SOLE                    29900               650
UNITEDHEALTH GROUP             COM              91324P102      201     4000 SH       SOLE                              4000
VARIAN MED SYS                 COM              92220P105     2647    45985 SH       SOLE                    44900              1085
WAL MART STORES, INC.          COM              931142103     2671    49775 SH       SOLE                    43800     4450     1525
AT&T CAP CORP 8.125% 12/15/28  PFD              635458201      444    20000 SH       SOLE                             20000
ASIA TIGERS FD INC                              04516T105       77 10000.000SH       SOLE                         10000.000